Cover	May 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 02, 2025
Entity File Number	000-56477
Entity Registrant Name	HALLMARK VENTURE GROUP, INC.
Entity Central Index Key	0001331421
Entity Tax Identification Number	34-2001531
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1800 N Town Center Drive
Entity Address, Address Line Two	Ste 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	877
Local Phone Number	646-4833
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false